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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 -------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 -------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10673
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Jerome Pfund,
  Chief Executive Officer,      Montreal, Quebec, Canada,    February 2, 2007
-----------------------------   -------------------------    ----------------
        [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 57
                                        --------------------

Form 13F Information Table Value Total: $ 2,254,254
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.

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                            SECTORAL ASSET MANAGEMENT

                         Sectoral Asset Management Inc.
                           Form 13F Information Table
                     For the Period Ended December 31, 2006

        ITEM 1           ITEM 2    ITEM 3      ITEM 4              ITEM 5          ITEM 6    ITEM 7          ITEM 8

                                             FAIR MARKET                         INVESTMENT
                        Title of                VALUE     SH/PRN           PUT/  DISCRETION  OTHER      VOTING AUTHORITY
ISSUER                  Class     CUSIP        (000s)     AMOUNT   SH/PRN  CALL     TYPE      MGRS   Sole    Shared   None
----------------------  --------  ---------  -----------  -------  ------  ----  ----------  ------  ------  -------  ------
ACHILLION PHARMA        COMMON    00448Q201        17112  1062228  SH            SOLE                213783   643720  204725
ALEXION PHARM INC       COMMON    015351109       107726  2667134  SH            SOLE                203302  2060432  403400
ALKERMES INC            COMMON    01642T108         9388   702200  SH            SOLE                115500   378700  208000
ALLERGAN INC            COMMON    018490102        16542   138150  SH            SOLE                 14800   120500    2850
ALNYLAM PHARMACUETCL    COMMON    02043Q107        20623   963680  SH            SOLE                152671   630172  180837
AMGEN INC               COMMON    031162100       119590  1750693  SH            SOLE                 70330  1436863  243500
AMYLIN PHARM INC        COMMON    032346108        98726  2737070  SH            SOLE                130070  2320000  287000
ANADYS PHARMACEUTICL    COMMON    03252Q408          527   107190  SH            SOLE                 47190        0   60000
BARR PHARMACEUTICALS    COMMON    068306109        13142   262206  SH            SOLE                 41206   200000   21000
BIOGEN IDEC INC         COMMON    09062X103        71917  1462020  SH            SOLE                 65320  1175000  221700
BRISTOL MYERS SQUIBB    COMMON    110122108         5366   203861  SH            SOLE                 81861        0  122000
CV THERAPEUTICS INC     COMMON    126667104        57098  4090103  SH            SOLE                394774  3140429  554900
CARDIOME PHARMA CORP    COMMON    14159U202        22576  2024774  SH            SOLE                151275  1721009  152490
CELGENE CORP            COMMON    151020104       182681  3175405  SH            SOLE                117140  2741865  316400
COTHERIX INC            COMMON    22163T103        27202  2016435  SH            SOLE                276312  1525586  214537
CRITICAL THERAPEUTIC    COMMON    22674T105         5310  2603004  SH            SOLE                813004  1093000  697000
DYNAVAX TECHNOLOGIS     COMMON    268158102        30065  3275040  SH            SOLE                492640  2100400  682000
ENDO PHARM HLDGS INC    COMMON    29264F205        11447   415060  SH            SOLE                   500   414560       0
FOREST LABS INC         COMMON    345838106        12498   247000  SH            SOLE                     0   247000       0
GENZYME CORP            COMMON    372917104       148342  2408936  SH            SOLE                129141  1999695  280100
GILEAD SCIENCES INC     COMMON    375558103       163201  2513491  SH            SOLE                149041  2042100  322350
GLAXOSMITHKLINE PLC     SP ADR    37733W105         5854   110960  SH            SOLE                110960        0       0
HANA BIOSCIENCE         COMMON    40963P105        11421  1793004  SH            SOLE                533204   671700  588100
HUMAN GENOME SCI        COMMON    444903108        66314  5330699  SH            SOLE                247530  4666559  416610
ICOS CORP               COMMON    449295104       113449  3357464  SH            SOLE                275052  2615812  466600
ILLUMINA INC            COMMON    452327109        90970  2314175  SH            SOLE                124410  1941427  248338
INTERMUNE INC           COMMON    45884X103       100769  3277052  SH            SOLE                135100  2892452  249500
INVITROGEN CORP         COMMON    46185R100        61992  1095466  SH            SOLE                     0  1011466   84000
K V PHARMACEUTICAL      CL A      482740206         3141   132100  SH            SOLE                     0   132100       0
KERYX BIOPHARMACEUT     COMMON    492515101        22319  1678112  SH            SOLE                     0  1532312  145800
LABOPHARM INC           COMMON    504905100         5540   943810  SH            SOLE                272010   500000  171800
ELI LILLY & CO          COMMON    532457108        19443   373190  SH            SOLE                132890        0  240300
MEDICINES CO            COMMON    584688105        82237  2592600  SH            SOLE                     0  2393200  199400
MEDIMMUNE INC           COMMON    584699102        71134  2197527  SH            SOLE                117927  1801000  278600
MEDTRONIC INC           COMMON    585055106         3052    57030  SH            SOLE                 20030        0   37000
MILLENNIUM PHARMA       COMMON    599902103        38732  3553379  SH            SOLE                     0  3276079  277300

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
MOMENTA PHARMACEUTIC    COMMON    60877T100        22420  1425274  SH            SOLE                349961   581757  493556
MYLAN LABS INC          COMMON    628530107         2455   123000  SH            SOLE                     0   123000       0
NOVARTIS AG             ADR       66987V109         6703   116698  SH            SOLE                116698        0       0
NOVEN PHARMACEUTICAL    COMMON    670009109         2138    84000  SH            SOLE                     0    84000       0
NOVO-NORDISK AS         ADR       670100205         2201    26320  SH            SOLE                 26320        0       0
OSI PHARMACEUTICALS     COMMON    671040103        46146  1319199  SH            SOLE                   500  1226399   92300
ONYX PHARMACEUTICALS    COMMON    683399109        35376  3343672  SH            SOLE                126860  2742812  474000
PFIZER INC              COMMON    717081103        20321   784601  SH            SOLE                285901        0  498700
PFIZER INC              COMMON    7170819FF            1     2500  SH      CALL  SOLE                  2500        0       0
PHARMION CORP           COMMON    71715B409        51628  2005757  SH            SOLE                     0  1857457  148300
PROGENICS PHARMACEUT    COMMON    743187106        60805  2362275  SH            SOLE                225154  1822521  314600
QLT INC                 COMMON    746927102         2182   257934  SH            SOLE                 30634   155000   72300
SAVIENT PHARMA          COMMON    80517Q100        13876  1237838  SH            SOLE                349038   438000  450800
SCHERING PLOUGH CORP    COMMON    806605101        10733   454024  SH            SOLE                159524        0  294500
SEPRACOR INC            COMMON    817315104         9206   149500  SH            SOLE                     0   145000    4500
SHIRE PLC               ADR       82481R106        12476   202000  SH            SOLE                     0   202000       0
SIRNA THERAPEUTICS      COMMON    829669100        26312  2022437  SH            SOLE                255700  1632737  134000
TANOX INC               COMMON    87588Q109        61884  3109724  SH            SOLE                103655  2786069  220000
TEVA PHARMACEUTICAL     ADR       881624209        20589   662440  SH            SOLE                 86440   533000   43000
WATSON PHARMACEUTCLS    COMMON    942683103         3254   125000  SH            SOLE                     0   125000       0
TARO PHARM INDS LTD     SHS A     M8737E108         6102   610203  SH            SOLE                100124   456000   54079

                                                 2254254